UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $40,654 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR T INC                      COM              009207101       86    10504 SH       SOLE                    10504
AMERISTAR CASINOS INC          COM              03070Q101     1376    72323 SH       SOLE                    72323
ARENA RESOURCES INC            COM              040049108      433    13582 SH       SOLE                    13582
ARISTOTLE CORP                 COM NEW          040448201       47     5907 SH       SOLE                     5907
B & G FOODS INC NEW            CL A             05508R106      221    15213 SH       SOLE                    15213
BALLY TECHNOLOGIES INC         COM              05874B107      813    27166 SH       SOLE                    27166
C&D TECHNOLOGIES INC           COM              124661109     1220   610134 SH       SOLE                   610134
CABOT OIL & GAS CORP           COM              127097103      277     9055 SH       SOLE                     9055
CARDTRONICS INC                COM              14161H108       68    17889 SH       SOLE                    17889
CPI CORP                       COM              125902106     8366   492421 SH       SOLE                   492421
ENERSYS                        COM              29275Y102     1795    98702 SH       SOLE                    98702
FIRST COMWLTH FINL CORP PA     COM              319829107      421    66374 SH       SOLE                    66374
FRONTIER OIL CORP              COM              35914P105      712    54331 SH       SOLE                    54331
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      694    87201 SH       SOLE                    87201
HI SHEAR TECHNOLOGY CORP       COM              42839Y104     3605   439579 SH       SOLE                   439579
HILLENBRAND INC                COM              431571108     1462    87836 SH       SOLE                    87836
INSTEEL INDUSTRIES INC         COM              45774W108      723    87708 SH       SOLE                    87708
INTERFACE INC                  CL A             458665106     2000   321550 SH       SOLE                   321550
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111        9    65165 SH       SOLE                    65165
KEY TECHNOLOGY INC             COM              493143101     2707   273680 SH       SOLE                   273680
MICROS SYS INC                 COM              594901100     1032    40749 SH       SOLE                    40749
MITCHAM INDS INC               COM              606501104        2      453 SH       SOLE                      453
MULTIMEDIA GAMES INC           COM              625453105      546   110020 SH       SOLE                   110020
NORTECH SYS INC                COM              656553104      490   188478 SH       SOLE                   188478
OLIN CORP                      COM PAR $1       680665205      108     9055 SH       SOLE                     9055
OMNOVA SOLUTIONS INC           COM              682129101       58   226379 SH       SOLE                   226379
QUANEX BUILDING PRODUCTS COR   COM              747619104      662    59019 SH       SOLE                    59019
REX ENERGY CORPORATION         COM              761565100      774   135828 SH       SOLE                   135828
ROWAN COS INC                  COM              779382100     1749    90551 SH       SOLE                    90551
TEXTAINER GROUP HOLDINGS LTD   SHS              G8766E109     3450   300268 SH       SOLE                   300268
THOMPSON CREEK METALS CO INC   COM              884768102     2545   249017 SH       SOLE                   249017
TWIN DISC INC                  COM              901476101     1138   167162 SH       SOLE                   167162
VIAD CORP                      COM NEW          92552R406      234    13583 SH       SOLE                    13584
WESTERN REFNG INC              COM              959319104      831   117717 SH       SOLE                   117717